RELATED PARTIES - Disclosure of transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Payroll, options and payments to related parties employed by the Company	$ 2,671	$ 5,378	$ 6,512
Payroll to directors	176	207	25
Transactions - associated companies	2,202	766	900
Shareholders – interest expenses, net	$ 0	$ 0	$ 141